Long-Term Debts (Details) - Schedule of Contractual Maturities of Long Term Debts	Sep. 30, 2023 USD ($)
Schedule of Contractual Maturities of Long Term Debts [Abstract]
Within 1 year	$ 535,226
1 – 2 years	404,883
2 – 3 years	141,578
3 – 4 years	141,578
4 – 5 years	921,457
Over 5 years	386,830
Total	$ 2,531,552